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Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio
Investment Objective:
The Portfolio seeks to provide long-term capital appreciation.
Fees and Expenses of the Portfolio:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table and the example do not include any fees or sales charges imposed by your variable annuity or variable life insurance contract. If they were included, your costs would be higher. Please refer to your variable contract prospectus for information on the separate account fees and expenses associated with your contract.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II Shares	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class III Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	none	none	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions	none	none	none
Redemption Fee (as a percentage of amount redeemed)	none	none	none

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio		Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II Shares	Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class III Shares
Management Fees		0.55%	0.55%	0.55%
Distribution and Service (12b-1) Fees		none	0.25%	0.15%
Other Expenses	[1]	0.11%	0.11%	0.11%
Total Annual Portfolio Operating Expenses		0.66%	0.91%	0.81%
Fee Waiver and/or Reimbursement	[2]	(0.02%)	(0.02%)	(0.02%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		0.64%	0.89%	0.79%
[1]	The "Other Expenses" for Class III shares are based on estimated amounts.
[2]	The Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC (the "Adviser"), has contractually agreed to waive its fees and to reimburse expenses, at least until April 30, 2021, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, Acquired Fund Fees and Expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed 0.64%, 0.89%, and 0.79% of average daily net assets attributable to Class I, Class II and Class III shares of the Portfolio, respectively. The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed above and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

Example:

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each variable contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same (except that the Example reflects any applicable contractual fee waivers/expense reimbursement arrangements for only the first year). Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example - Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares	65	209	366	821
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II Shares	91	288	502	1,118
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class III Shares	81	257	448	1,000

Expense Example No Redemption - Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio - USD ($)	1 Year	3 Years	5 Years	10 Years
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares	65	209	366	821
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II Shares	91	288	502	1,118
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class III Shares	81	257	448	1,000

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities or instruments (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year ended December 31, 2019, the Portfolio's portfolio turnover rate was 200% of the average value of its portfolio.

Principal Investment Strategies:

In seeking to achieve the Portfolio's investment objective, the Portfolio's sub-adviser, Goldman Sachs Asset Management, L.P. ("GSAM" or the "Sub-Adviser") invests, under normal circumstances, at least 80% of the Portfolio's net assets, plus any borrowings for investment purposes, in a broadly diversified portfolio of equity investments in mid-cap U.S. issuers, including foreign issuers that are traded in the United States. These issuers have public stock market capitalizations similar to those of companies constituting the Russell Midcap® Value Index or other similar broad-based U.S. midcap indices. However, the Portfolio may invest in securities outside such index capitalization ranges.

The Portfolio uses a quantitative style of management, in combination with a qualitative overlay, that emphasizes fundamentally-based stock and country/currency selection, careful portfolio construction and efficient implementation. The Portfolio's investments are selected using fundamental research and a variety of quantitative techniques based on certain investment themes, including, among others, Fundamental Mispricings, High Quality Business Models, Sentiment Analysis and Market Themes & Trends. Fundamental Mispricings seeks to identify high-quality businesses trading at an attractive price, which GSAM believes leads to strong performance over the long-run. High Quality Business Models seeks to identify companies that are generating high-quality revenues with sustainable business models and aligned management incentives. Sentiment Analysis seeks to identify stocks experiencing improvements in their overall market sentiment. Market Themes and Trends seeks to identify companies positively positioned to benefit from themes and trends in the market and macroeconomic environment. GSAM may, in its discretion, make changes to its quantitative techniques, or use other quantitative techniques that are based on GSAM's proprietary research.

The Portfolio maintains risk, style, and capitalization characteristics similar to the Russell Midcap® Value Index. The Portfolio seeks to maximize its expected return while maintaining these and other characteristics similar to the benchmark.

The Portfolio may also use derivatives, including futures, to manage cash flows into or out of the Portfolio effectively.

The Portfolio's benchmark index is the Russell Midcap® Value Index. The Russell Midcap® Value Index is an unmanaged index of common stock prices that measures the performance of those Russell Midcap companies with lower price-to-book ratios and lower forecasted growth values.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance. The following is a summary description of principal risks of investing in the Portfolio.

Derivatives Risk: The use of derivatives may increase costs, reduce the Portfolio's returns and/or increase volatility. The use of derivatives may also result in leverage, which can magnify the effects of changes in the value of investments, make such investments more volatile and expose the Portfolio to losses that exceed the initial amount invested. Many types of derivatives are also subject to the risk that the other party in the transaction will not fulfill its contractual obligation. In addition, the fluctuations in the values of derivatives may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose the Portfolio to losses and could make derivatives more difficult to value accurately. Derivative investments are further subject to regulatory risks, from both U.S. and foreign regulators that may impact the availability, liquidity and costs associated with such investments and potentially limit the ability of mutual funds to invest in derivatives.

Equity Risk: Common and preferred stock prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

Investment Style Risk: Different investment styles may fall out of favor from time to time, which may cause the Portfolio to outperform or underperform other funds that invest in similar asset classes but employ different investment styles.

Issuer Risk: The value of a security may decline for a number of reasons that directly relate to the issuer, such as management performance or the historical and prospective earnings of the issuer.

Management Risk: The Portfolio's strategies may not produce the desired results, and may result in losses to the Portfolio.

Market Risk: Overall securities market risks may affect the value of individual securities. Factors such as foreign and domestic economic growth and market conditions, interest rate levels, and political events may adversely affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, or other events could also have a significant impact on the Portfolio and its investments. The recent spread of an infectious respiratory illness caused by a novel strain of coronavirus (known as COVID-19) has caused volatility, severe market dislocations and liquidity constraints in many markets, including markets for the securities the Portfolio holds, and may adversely affect the Portfolio's investments and operations.

Mid Cap Risk: The securities of mid cap companies generally trade in lower volumes and are generally subject to greater and less predictable price changes than the securities of larger capitalization companies. Medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Portfolio Turnover Rate Risk: A high rate of portfolio turnover (100% or more) involves correspondingly greater expenses, including higher transaction costs, which must be borne by the Portfolio and its shareholders.

Quantitative Investing Risk: Investments selected using quantitative analysis or "models" may perform differently than expected as a result of the factors used in the models, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the models (including, for example, data problems and/or software issues).

Performance:

The bar chart and performance table below show the variability of the Portfolio's returns, which is some indication of the risks of investing in the Portfolio. The bar chart shows performance of the Portfolio's Class I shares for each full calendar year since the Portfolio's inception and the table shows how the average annual total returns of the Portfolio's Class I shares compared with the returns of an index that measures broad market performance. The performance in the bar chart and the table does not include the effect of variable contract charges. If variable contract charges had been included, performance would have been lower. Because all of the Portfolio's shares are invested in the same portfolio of securities, returns for the Portfolio's Class II shares differ only to the extent that the classes do not have the same expenses. You should be aware that the Portfolio's past performance may not be an indication of how the Portfolio will perform in the future.

Class I Annual Total Return by Calendar Year

Highest Quarter	1st Quarter 2019	12.45%
Lowest Quarter	4th Quarter 2018	(14.72)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2019)
Average Annual Returns - Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class I Shares	20.91%	4.87%	Nov. 01, 2017
Global Atlantic Goldman Sachs Mid Cap Value Insights Portfolio Class II Shares	20.51%	4.57%	Nov. 01, 2017
Russell Midcap® Value Index (Total Return) (reflects no deduction for fees, expenses or taxes)	27.06%	7.33%	Nov. 01, 2017